INCOME TAXES - Narrative Income Tax expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate	$ 0	$ 12	$ 0
Net change in measurement of deferred tax assets	(1,154)	(2,956)	454
Effect of utilization of unrecognized tax losses carried forward	(676)
Adjustments for decrease (increase) in profit	(579)
Increase (decrease) through derecognition of DTA on losses and deductible temporary differences	178
Tax expense related to non-recognition and derecognition of other deferred tax assets	(105)	(1,055)	375
Tax effect of foreign tax rates	(34)	0	41
Tax contingencies/settlements	$ (3)	137	87
ArcelorMittal USA LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease through loss of control of subsidiary, deferred tax asset		(735)	(630)
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate (in percent)	24.94%
Decrease through loss of control of subsidiary, deferred tax asset	$ (1,227)
Future taxable income increase due to tax integration		$ (1,166)	$ 709